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Semi-Annual Report

February 28, 2002

Merrill Lynch
California
Insured
Municipal
Bond Fund

www.mlim.ml.com

Merrill Lynch California Insured Municipal Bond Fund           February 28, 2002

DEAR SHAREHOLDER

Throughout most of the six-month period ended February 28, 2002, long-term fixed-income interest rates exhibited considerable volatility. During the period, both long-term US Treasury and tax-exempt bond yields registered slight increases. By early September there were some, albeit few, indications pointing toward the beginning of a US economic recovery. Immediately following the tragedy of the World Trade Center and Pentagon attacks, however, all such indications effectively vanished. After anemic economic growth of just 0.3% during the second quarter of 2001, US gross domestic product was reported to have declined 1.3% during the third quarter of 2001. The Federal Reserve Board quickly lowered short-term interest rates an additional 50 basis points (0.50%) immediately following the terrorist attacks, just prior to the reopening of the stock exchanges. This marked the eighth time in 2001 that the Federal Reserve Board had eased monetary conditions. Despite the events of September 11, the Federal Reserve Board noted that the nation's long-term economic prospects remained favorable.

Initially, long-term interest rates rose during the days following the September 11 attacks. The quick response by both Federal and state governments to stabilize, aid and revive US business activities, promptly improved fixed-income investors' confidence. Investor attention again focused on weak US economic fundamentals and on a financial environment further impaired by the economic losses resulting from the recent attacks. In addition to the immediate loss of four days of equity trading and air transportation, including air cargo transfers, US consumer confidence was expected to be severely shaken, resulting in weaker consumer spending and, eventually, diminished business manufacturing. By September 30, 2001, US Treasury bond yields declined to 5.42%, their approximate level before the September attacks.

In early October, the Federal Reserve Board lowered short-term interest rates an additional 50 basis points to a target of 2.50%, the lowest rate in nearly 40 years. US economic reports continued to be very weak, pushing US equity prices lower in early October and bond prices higher. US military reprisals in Afghanistan also helped support higher bond prices as investors sought the safe haven of US Treasury obligations. At the end of October, the US Treasury announced that it would no longer issue 30-year maturity bonds, triggering an explosive fixed-income rally as investors scrambled to purchase soon-to-be-unavailable issues. By the end of October, long-term US Treasury bond yields had declined to 4.87%, falling more than 50 basis points in October 2001. Despite additional decreases in its short-term interest rate target to 1.75% by the Federal Reserve Board, long-term fixed-income markets were unable to hold their October gains. Rapid, significant US military success in Afghanistan, stronger-than-expected retail sales, and recovering US equity markets combined to suggest to many investors that US economic recovery was far more imminent that had been expected earlier in the fall of 2001. Bond yields rose during November and December 2001 as investors sold securities to realize recent profits in anticipation of an early reversal of the Federal Reserve Board's policy. By the end of December, long-term US Treasury bond yields had risen to approximately 5.45%.

Thus far in 2002, economic indicators are mixed, signaling some strength in consumer spending and housing-related industries, but with continued declines in manufacturing employment. Interest rates remain in a narrow but volatile range as weak US equity markets have generally supported fixed-income products. By the end of January 2002, the Federal Reserve Board ended its aggressive series of short-term interest rate reductions by maintaining its overnight rate target at 1.75%, a 40-year low. The Federal Reserve Board noted that while US economic activity was beginning to strengthen, earlier weakness could easily resume should consumer spending falter. In recent months, however, the


1
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Merrill Lynch California Insured Municipal Bond Fund           February 28, 2002

index of leading economic indicators has risen, suggesting that economic activity is likely to expand later this year. In late February, fourth-quarter 2002 US gross domestic product growth was revised higher to 1.4%, also signaling improving economic conditions relative to earlier in 2001. At February 28, 2002, long-term US Treasury bond yields stood at 5.42%, an increase of five basis points over the last six months.

The municipal bond market displayed a very similar pattern during the period. Long-term tax-exempt bond yields had generally declined through early September as strong investor demand easily outweighed sizable increases in new bond issuance. The disruption in the financial markets following the September 11 attacks also served to push tax-exempt bond yields higher. The municipal bond market was able to reorganize operations quickly, and tax-exempt bond yields declined in conjunction with US Treasury bond yields for the remainder of the six-month period. While municipal bond yields were unable to match the dramatic declines witnessed in the US Treasury market, tax-exempt bond prices rose strongly during late October. As measured by the Bond Buyer Revenue Bond Index, at the end of October 2001, long-term municipal bond yields stood at 5.23%, declining approximately 20 basis points during October.

Similar to its taxable counterpart, the long-term municipal bond market was also unable to maintain the improvements made in September and October 2001. In addition to a slightly stronger financial environment, increased tax-exempt bond issuance during the last three months of the period also put upward pressure on municipal bond yields. By the end of February 2002, long-term tax-exempt revenue bond yields rose to approximately 5.45%. During the last six months, tax-exempt bond yields have risen approximately 15 basis points.

Interest rates appear likely to remain near current levels in early 2002 as US economic conditions are expected to remain weak. However, going forward, business activity is likely to accelerate, perhaps significantly. Immediately after the September 11 attacks, the Federal Government announced a $45 billion aid package for New York City, Washington, DC and the airline industry, with additional fiscal aid packages expected. The military response to these attacks will continue to require sizable increases in Defense Department spending. Eventually, this governmental spending should result in increased US economic activity, particularly in the construction and defense industries. This governmental stimulus, in conjunction with the actions already taken by the Federal Reserve Board, can be expected to generate significant increases in US gross domestic product growth some time in mid-2002.

As inflationary pressures are expected to remain well-contained going forward, increased economic activity need not result in significant increases in long-term bond yields. Also, throughout much of 2001, the municipal bond market exhibited far less volatility than its taxable counterparts. Since the strong technical position that supported the tax-exempt bond market's performance for much of 2001 can be expected to continue, any potential increases in municipal bond yields also can be expected to be minimal.

Portfolio Strategy

During the six months ended February 28, 2002, we continued to restructure the portfolio as required by the Fund's amended investment policy and new prospectus guidelines. We sold some holdings in unenhanced paper and reinvested the proceeds in AAA insured securities in order that at


2
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Merrill Lynch California Insured Municipal Bond Fund           February 28, 2002

least 80% of the Fund's net assets were covered by bond insurance. We believe that the Fund's current portfolio mix is positioned to generate the highest degree of current yield available to California investors seeking tax-exempt income within prospectus limitations of an insured fund. Since the Fund's reorganization, we have viewed the municipal marketplace as being fully priced. Recently, California insured bonds have been trading at levels where historically retail investors would have begun to limit further market participation. Consequently, we positioned the Fund in a more market neutral, even slightly defensive stance. In the coming months, our strategy will focus on enhancing current return and limiting any net asset value volatility by concentrating assets in shorter maturity, more defensively structured paper.

By February 28, 2002, the Fund's cash equivalent reserve position was increased to approximately 5% of total assets as a means to seek to cushion the Fund's net asset value as interest rates in the tax-exempt market rise. We expect to re-enter the marketplace later this year utilizing the fairly significant forward calendar of new issuance of California securities. We also anticipate higher interest rates that should better reflect the risks inherent in a fixed-income market with improving economic conditions. We have maintained the Fund's maximum weighting in inverse floaters, as we anticipate that any projected rise in short-term interest rates may provide a beneficial yield to the Fund's shareholders.

In Conclusion

We appreciate your ongoing interest in Merrill Lynch California Insured Municipal Bond Fund, and we look forward to serving your investment needs in the months and years to come.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Kenneth A. Jacob

Kenneth A. Jacob
Senior Vice President


/s/ John M. Loffredo

John M. Loffredo
Senior Vice President


/s/ Walter C. O'Connor

Walter C. O'Connor
Vice President and Portfolio Manager

March 27, 2002


3
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Merrill Lynch California Insured Municipal Bond Fund           February 28, 2002

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.35% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.10% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results*

                                                                                             Ten Years/
                                                              6-Month         12-Month     Since Inception   Standardized
As of February 28, 2002                                     Total Return    Total Return     Total Return    30-Day Yield
=========================================================================================================================
ML California Insured Municipal Bond Fund Class A Shares        +1.61%          +6.83%          +86.61%          4.20%
-------------------------------------------------------------------------------------------------------------------------
ML California Insured Municipal Bond Fund Class B Shares        +1.45           +6.39           +77.51           3.87
-------------------------------------------------------------------------------------------------------------------------
ML California Insured Municipal Bond Fund Class C Shares        +1.40           +6.28           +54.35           3.77
-------------------------------------------------------------------------------------------------------------------------
ML California Insured Municipal Bond Fund Class D Shares        +1.65           +6.82           +60.20           4.10
=========================================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's ten-year/since inception periods are ten years for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares.


4
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Merrill Lynch California Insured Municipal Bond Fund           February 28, 2002

PERFORMANCE DATA (concluded)

Average Annual Total Return

                                               % Return Without  % Return With
                                                 Sales Charge     Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 12/31/01                             +4.73%           +0.54%
--------------------------------------------------------------------------------
Five Years Ended 12/31/01                           +5.39            +4.53
--------------------------------------------------------------------------------
Ten Years Ended 12/31/01                            +6.16            +5.73
--------------------------------------------------------------------------------
 *    Maximum sales charge is 4%.
**    Assuming maximum sales charge.

                                                     % Return         % Return
                                                   Without CDSC      With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 12/31/01                               +4.29%           +0.31%
--------------------------------------------------------------------------------
Five Years Ended 12/31/01                             +4.88            +4.88
--------------------------------------------------------------------------------
Ten Years Ended 12/31/01                              +5.63            +5.63
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after four years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                     % Return        % Return
                                                   Without CDSC      With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 12/31/01                               +4.19%           +3.19%
--------------------------------------------------------------------------------
Five Years Ended 12/31/01                             +4.77            +4.77
--------------------------------------------------------------------------------
Inception (10/21/94) through 12/31/01                 +5.85            +5.85
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales

================================================================================
                                              % Return Without  % Return With
                                                Sales Charge     Sales Charge**
================================================================================
Class D Shares*
================================================================================
One Year Ended 12/31/01                            +4.72%           +0.53%
--------------------------------------------------------------------------------
Five Years Ended 12/31/01                          +5.30            +4.44
--------------------------------------------------------------------------------
Inception (10/21/94) through 12/31/01              +6.38            +5.78
--------------------------------------------------------------------------------
 *    Maximum sales charge is 4%.
**    Assuming maximum sales charge.

Merrill Lynch California Insured Municipal Bond Fund           February 28, 2002

SCHEDULE OF INVESTMENTS                                           (in Thousands)

S&P       Moody's     Face
Ratings   Ratings    Amount                                          Issue                                                   Value
------------------------------------------------------------------------------------------------------------------------------------
California--95.8%
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa       $ 2,625    ABAG Finance Authority for Nonprofit Corporations, California, COP
                               (Children's Hospital Medical Center), 6% due 12/01/2029 (a)                                 $   2,904
------------------------------------------------------------------------------------------------------------------------------------
NR*       NR*         3,750    Alameda, California, Public Financing Authority, Local Agency Special Tax
                               Revenue Bonds (Community Facility Number 1), Series A, 7% due 8/01/2019                         4,070
------------------------------------------------------------------------------------------------------------------------------------
                               Alameda Corridor, California, Transportation Authority Revenue Bonds,
                               Senior Lien, Series A (g):
AAA       Aaa         6,575      5.125% due 10/01/2018                                                                         6,819
AAA       Aaa         2,600      5.25% due 10/01/2021                                                                          2,685
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         1,680    Alameda County, California, COP (Financing Project), 6% due 9/01/2006 (g)(h)                    1,904
------------------------------------------------------------------------------------------------------------------------------------
                               Alameda County, California, COP, Refunding, Series A (g):
NR*       Aaa         2,185      5.375% due 12/01/2016                                                                         2,376
NR*       Aaa         1,250      5.375% due 12/01/2017                                                                         1,349
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         4,000    Anaheim, California, Public Financing Authority, Tax Allocation Revenue Refunding Bonds,
                               RITES, 11.32% due 12/28/2018 (g)(i)                                                             5,075
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         2,000    Bakersfield, California, COP, Refunding (Convention Center Expansion Project),
                               5.875% due 4/01/2022 (g)                                                                        2,133
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         6,000    Bay Area Government Association, California, Revenue Refunding Bonds
                               (California Redevelopment Agency Pool), Series A, 6% due 12/15/2024 (f)                         6,579
------------------------------------------------------------------------------------------------------------------------------------
                               California Educational Facilities Authority, Revenue Refunding Bonds (g):
NR*       Aaa         9,000      RIB, Series 413, 10.62% due 10/01/2026 (i)                                                   10,924
NR*       Aaa         1,025      (University of the Pacific), 5.875% due 11/01/2020                                            1,121
------------------------------------------------------------------------------------------------------------------------------------
A1+       VMIG1@        300    California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series R,
                               1.40% due 8/01/2023 (a)(j)                                                                        300
------------------------------------------------------------------------------------------------------------------------------------
A1+       VMIG1@      4,300    California HFA, M/F Housing Revenue Bonds, VRDN, AMT, Series C,
                               1.45% due 2/01/2033 (j)                                                                         4,300
------------------------------------------------------------------------------------------------------------------------------------
AA-       Aa2         2,650    California HFA, Revenue Bonds, RIB, AMT, Series B-2, 11.293% due 8/01/2023 (e)(i)               2,776
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         3,000    California Health Facilities Finance Authority, Insured Health Facility Revenue Refunding
                               Bonds (Catholic Healthcare West), Series A, 6% due 7/01/2017 (g)                                3,345
------------------------------------------------------------------------------------------------------------------------------------
                               California Health Facilities Finance Authority Revenue Bonds:
AAA       NR*         5,000      (Kaiser Permanente), RIB, Series 26, 9.595% due 6/01/2022 (f)(i)                              5,437
AAA       Aaa         2,000      (Scripps Memorial Hospital), Series A, 6.375% due 10/01/2022 (g)                              2,096
NR*       Aa3         5,780      (Scripps Research Institute), Series A, 6.625% due 7/01/2014                                  6,143
------------------------------------------------------------------------------------------------------------------------------------
A1+       VMIG1@        100    California Health Facilities Finance Authority, Revenue Refunding Bonds
                               (Sutter/Catholic Healthcare System), VRDN, Series B, 1.25% due 7/01/2012 (a)(j)                   100
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO ABBREVIATIONS

To simplify the listings of Merrill Lynch California Insured Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below and at right.

AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DATES      Daily Adjustable Tax-Exempt Securities
DRIVERS    Derivative Inverse Tax-Exempt Receipts
GO         General Obligation Bonds
HFA        Housing Finance Agency
INFLOS     Inverse Floating Rate Municipal Bonds
LEVRRS     Leveraged Reverse Rate Securities
M/F        Multi-Family
RIB        Residual Interest Bonds
RITES      Residual Interest Tax-Exempt Securities
RITR       Residual Interest Trust Receipts
VRDN       Variable Rate Demand Notes

Merrill Lynch California Insured Municipal Bond Fund           February 28, 2002

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

S&P       Moody's     Face
Ratings   Ratings    Amount                                          Issue                                                   Value
------------------------------------------------------------------------------------------------------------------------------------
California (continued)
------------------------------------------------------------------------------------------------------------------------------------
AAA       NR*       $10,000    California Health Facilities Financing Authority Revenue Bonds, DRIVERS,
                               Series 181, 9.66% due 6/01/2022 (f)(i)                                                      $  10,874
------------------------------------------------------------------------------------------------------------------------------------
A1+       VMIG1@        200    California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds
                               (Shell Oil Company--Martinez Project), VRDN, AMT, Series A, 1.25% due 10/01/2024 (j)              200
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         2,000    California State Department of Water Resources, Water System Revenue Refunding Bonds
                               (Central Valley Project), Series Q, 5.375% due 12/01/2027 (g)                                   2,051
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         1,090    California State, GO, Refunding, 5.25% due 9/01/2030 (d)                                        1,111
------------------------------------------------------------------------------------------------------------------------------------
                               California State Public Works Board, Lease Revenue Bonds:
AAA       NR*         1,500      DRIVERS, Series 209, 9.90% due 3/01/2016 (a)(i)                                               1,699
AAA       NR*        10,000      (Department of Corrections), Series A, 7% due 11/01/2004 (a)                                 11,511
AAA       Aaa         2,800      (Department of Health Services), Series A, 5.625% due 11/01/2019 (g)                          3,000
------------------------------------------------------------------------------------------------------------------------------------
                               California State Public Works Board, Lease Revenue Refunding Bonds, Series B:
AAA       Aaa        10,000      (Department of Corrections), 5.625% due 11/01/2019 (g)                                       10,693
AAA       Aaa         1,500      (Various Community College Projects), 5.625% due 3/01/2019 (a)(i)                             1,594
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         1,580    California State University and Colleges, Housing System Revenue Refunding Bonds,
                               5.80% due 11/01/2017 (d)                                                                        1,686
------------------------------------------------------------------------------------------------------------------------------------
AAA       NR*         6,000    California Statewide Communities Development Authority, COP, Refunding
                               (Huntington Memorial Hospital), 5.80% due 7/01/2026 (b)                                         6,401
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa           400    California Statewide Communities Development Authority, Lease Revenue Refunding
                               Bonds (Oakland Convention Center Projects), 5.70% due 10/01/2002 (a)                              410
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         5,585    Contra Costa County, California, Public Financing Authority, Lease Revenue
                               Refunding Bonds (Various Capital Facilities), Series A, 5.35% due 8/01/2024 (g)                 5,770
------------------------------------------------------------------------------------------------------------------------------------
BBB       NR*           340    Contra Costa County, California, Public Financing Authority, Tax Allocation
                               Revenue Bonds, Series A, 7.10% due 8/01/2022                                                      349
------------------------------------------------------------------------------------------------------------------------------------
                               Corona, California, COP, Refunding (Corona Community):
AAA       Aaa         1,915      8% due 3/01/2009 (h)                                                                          2,457
AAA       Aaa         2,065      8% due 3/01/2010 (h)                                                                          2,694
AAA       Aaa         2,230      8% due 3/01/2011 (h)                                                                          2,949
AAA       Aaa         2,410      8% due 3/01/2012 (h)                                                                          3,225
AAA       Aaa         2,605      8% due 3/01/2013 (h)                                                                          3,506
AAA       Aaa         2,810      8% due 3/01/2014 (h)                                                                          3,796
AAA       Aaa         3,035      8% due 3/01/2015 (c)                                                                          4,113
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         1,250    Cucamonga, California, County Water District, COP, Refunding, 5.50% due 9/01/2024 (d)           1,323
------------------------------------------------------------------------------------------------------------------------------------
                               Grossmont, California, Unified High School District, COP (f):
AAA       Aaa         1,220      5.65% due 9/01/2017                                                                           1,327
AAA       Aaa         2,250      5.75% due 9/01/2026                                                                           2,409
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         2,750    Hawthorne, California, School District, GO, Series A, 5.50% due 5/01/2022 (d)                   2,895
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         2,000    Imperial Irrigation District, California, COP (Electric System Project),
                               6% due 11/01/2004 (g)(h)                                                                        2,251
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         2,500    Industry, California, Urban Development Agency, Tax Allocation Refunding Bonds
                               (Transportation District Industrial Redevelopment Project 2), 6.50% due 11/01/2016 (g)          2,622
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         5,080    Irvine, California, Unified School District, Special Tax Refunding Bonds
                               (Community Facilities District No. 86-1), 5.50% due 11/01/2017 (a)                              5,440
------------------------------------------------------------------------------------------------------------------------------------
NR*       VMIG1@        300    Irvine Ranch, California, Water District, COP (Capital Improvement Project),
                               DATES, 1.30% due 8/01/2016 (i)                                                                    300
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         2,000    Livermore, California, Redevelopment Agency, Tax Allocation Revenue Refunding Bonds
                               (Livermore Redevelopment Project Area), Series A, 5.25% due 8/01/2018 (g)                       2,103
------------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch California Insured Municipal Bond Fund           February 28, 2002

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

S&P       Moody's     Face
Ratings   Ratings    Amount                                          Issue                                                   Value
------------------------------------------------------------------------------------------------------------------------------------
California (continued)
------------------------------------------------------------------------------------------------------------------------------------
NR*       NR*       $ 1,000    Long Beach, California, Special Tax Bonds (Community Facilities District No.
                               3--Pine Ave.), 6.375% due 9/01/2023                                                         $   1,044
------------------------------------------------------------------------------------------------------------------------------------
NR*       Aaa         4,000    Los Angeles, California, COP (Sonnenblick Del Rio West Los Angeles),
                               6.20% due 11/01/2031 (a)                                                                        4,486
------------------------------------------------------------------------------------------------------------------------------------
                               Los Angeles, California, Community College District, GO, Series A (g):
AAA       Aaa        12,265      5.50% due 8/01/2020                                                                          13,024
AAA       Aaa         5,035      5.50% due 8/01/2021                                                                           5,331
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         5,150    Los Angeles, California, Community Redevelopment Agency, Tax Allocation
                               Refunding Bonds (Bunker Hill), Series H, 6.50% due 12/01/2016 (f)                               5,660
------------------------------------------------------------------------------------------------------------------------------------
AAA       NR*         7,000    Los Angeles, California, Convention and Exhibition Center Authority, COP,
                               9% due 12/01/2020 (a)                                                                           8,651
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         2,500    Los Angeles, California, GO, Series A, 5% due 9/01/2019 (g)                                     2,542
------------------------------------------------------------------------------------------------------------------------------------
NR*       Aaa         7,000    Los Angeles, California, Harbor Department Revenue Bonds, RITR, AMT,
                               Series RI-7, 10.995% due 11/01/2026 (g)(i)                                                      8,514
------------------------------------------------------------------------------------------------------------------------------------
AAA       NR*         5,000    Los Angeles, California, Harbor Department Revenue Refunding Bonds,
                               7.60% due 10/01/2018 (c)(g)                                                                     6,378
------------------------------------------------------------------------------------------------------------------------------------
                               Los Angeles, California, Water and Power Revenue Refunding Bonds (Power System):
AAA       Aaa         5,500      Series A-A-1, 5.25% due 7/01/2020 (f)                                                         5,688
AAA       Aaa         4,000      Series A-A-2, 5.375% due 7/01/2021 (g)                                                        4,174
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         1,100    Los Angeles County, California, Community Facilities District Number 3, Special Tax
                               Refunding Bonds (Improvement Area B), Series A, 5.625% due 9/01/2016 (a)                        1,205
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         5,000    Los Gatos, California, Unified School District, GO, Election 2001, Series A,
                               5% due 8/01/2024 (d)                                                                            5,004
------------------------------------------------------------------------------------------------------------------------------------
                               Metropolitan Water District of Southern California, Waterworks Revenue Bonds, VRDN (j):
A1+       VMIG1@      1,000      Series C-1, 1.40% due 7/01/2036                                                               1,000
A1+       VMIG1@      6,400      Series C-2, 1.20% due 7/01/2036                                                               6,400
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         2,140    Mount Diablo, California, Unified School District, Community Facilities District Special Tax,
                               Number 1, 6.30% due 8/01/2022 (a)                                                               2,226
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa        15,000    Northern California, Transmission Revenue Refunding Bonds (California-Oregon
                               Transmission Project), Series A, 5.25% due 5/01/2020 (g)                                       15,200
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         5,635    Ontario, California, Redevelopment Financing Authority, Revenue Refunding Bonds
                               (Cimarron Project No.1--Center City), 6.375% due 8/01/2020 (g)                                  5,772
------------------------------------------------------------------------------------------------------------------------------------
                               Oxnard, California, School District, GO, Refunding, Series A (g):
AAA       Aaa         1,000      5.75% due 8/01/2022                                                                           1,128
AAA       Aaa         2,000      5.75% due 8/01/2030                                                                           2,257
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         1,025    Palm Desert, California, Financing Authority, Tax Allocation Revenue Refunding Bonds
                               (Project Area Number 1), 5.45% due 4/01/2018 (g)                                                1,082
------------------------------------------------------------------------------------------------------------------------------------
NR*       Aaa         1,000    Petaluma, California, Community Development Commission, Tax Allocation Bonds
                               (Petaluma Community Development Project), Series A, 5.75% due 5/01/2030 (g)                     1,059
------------------------------------------------------------------------------------------------------------------------------------
NR*       NR*         7,835    Pleasanton, California, Joint Powers Financing Authority, Revenue Refunding
                               Reassessment Bonds, Sub-Series B, 6.75% due 9/02/2017                                           8,140
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         2,000    Pomona, California, Public Financing Authority, Revenue Refunding Bonds
                               (Southwest Pomona Redevelopment Project), Series W, 5% due 2/01/2024 (g)                        1,995
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         1,000    Port Oakland, California, Port Revenue Refunding Bonds, Series I, 5.60% due 11/01/2019 (g)      1,065
------------------------------------------------------------------------------------------------------------------------------------
AAAr      Aaa         8,295    Port Oakland, California, RITR, AMT, Class R, Series 5, 10.191% due 11/01/2012 (d)(i)           9,852
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         1,750    Riverside County, California, Asset Leasing Corporation, Leasehold Revenue Refunding
                               Bonds (Riverside County Hospital Project), Series B, 5.70% due 6/01/2016 (g)                    1,964
------------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch California Insured Municipal Bond Fund           February 28, 2002

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

S&P       Moody's     Face
Ratings   Ratings    Amount                                          Issue                                                   Value
------------------------------------------------------------------------------------------------------------------------------------
California (continued)
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa       $ 3,865    Sacramento, California, City Financing Authority, Capital Improvement Revenue Bonds
                               (Solid Waste and Redevelopment Project), 5.75% due 12/01/2022 (a)                           $   4,177
------------------------------------------------------------------------------------------------------------------------------------
                               Sacramento, California, Municipal Utility District, Electric Revenue Refunding Bonds:
AAA       Aaa         9,000      INFLOS, 11.079% due 8/15/2018 (d)(i)                                                          9,596
AAA       Aaa         8,000      Series L, 5.125% due 7/01/2022 (g)                                                            8,095
AAA       Aaa         2,550      Series P, 5.25% due 8/15/2021 (f)                                                             2,632
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         1,700    Sacramento, California, Power Authority Revenue Bonds (Cogeneration Project),
                               5.875% due 7/01/2015 (g)                                                                        1,873
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa        10,000    Sacramento County, California, Airport System Revenue Refunding Bonds,
                               Sub-Series B, 5% due 7/01/2026 (d)                                                              9,944
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         3,500    Saddleback Valley, California, Unified School District, Public Financing Authority,
                               Special Tax Revenue Refunding Bonds, Series A, 5.65% due 9/01/2017 (f)                          3,707
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         2,000    San Bernardino, California, Joint Powers Financing Authority, Lease Revenue Bonds
                               (Department of Transportation Lease), Series A, 5.50% due 12/01/2020 (g)                        2,093
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         4,000    San Bernardino, California, Joint Powers Financing Authority, Tax Allocation Revenue
                               Refunding Bonds, Series A, 5.75% due 10/01/2015 (f)                                             4,359
------------------------------------------------------------------------------------------------------------------------------------
AAA       NR*         4,000    San Bernardino County, California, COP, Refunding (Medical Center Financing Project),
                               5.50% due 8/01/2019 (g)                                                                         4,180
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa        10,000    San Diego, California, Certificates of Undivided Interest, Water Utility Fund, Net System
                               Revenue Bonds, 5% due 8/01/2021 (d)                                                            10,068
------------------------------------------------------------------------------------------------------------------------------------
                               San Francisco, California, City and County Airport Commission, International Airport
                               Revenue Bonds, AMT, Second Series:
AAA       Aaa         6,500      Issue 6, 6.60% due 5/01/2020 (a)                                                              7,100
AAA       Aaa         5,500      Issue 11, 6.25% due 5/01/2005 (d)(h)                                                          6,164
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         5,855    San Francisco, California, City and County Airport Commission, International Airport
                               Revenue Refunding Bonds, Second Series 28B, 5.25% due 5/01/2022 (g)                             6,017
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         1,250    San Francisco, California, City and County Airport Commission, International Airport,
                               Special Facilities Lease Revenue Bonds (SFO Fuel Company LLC), AMT, Series A,
                               6.10% due 1/01/2020 (f)                                                                         1,350
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         4,000    San Francisco, California, State Building Authority, Lease Revenue Bonds
                               (San Francisco Civic Center Complex), Series A, 5.25% due 12/01/2021 (a)                        4,086
------------------------------------------------------------------------------------------------------------------------------------
                               San Joaquin Hills, California, Transportation Corridor Agency, Toll Road Revenue
                               Refunding Bonds, Series A (g):
AAA       Aaa         5,790      5.375% due 1/15/2029                                                                          5,935
AAA       Aaa         8,000      5.25% due 1/15/2030                                                                           8,101
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         2,960    San Jose, California, Airport Revenue Refunding Bonds, Series A, 5.25% due 3/01/2018 (d)        3,105
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         7,000    San Jose, California, Redevelopment Agency, Tax Allocation Bonds
                               (Merged Area Redevelopment Project), 5% due 8/01/2026 (a)                                       6,970
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         1,420    San Jose--Evergreen, California, Community College District, GO,
                               Series B, 5.50%  due 9/01/2021 (d)                                                              1,497
------------------------------------------------------------------------------------------------------------------------------------
                               San Juan, California, Unified School District, GO:
AAA       Aaa         3,740      5.625% due 8/01/2017 (d)                                                                      4,096
AAA       Aaa         3,000      5.70% due 8/01/2019 (f)                                                                       3,257
AAA       Aaa         4,345      5.625% due 8/01/2020 (d)                                                                      4,657
------------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch California Insured Municipal Bond Fund           February 28, 2002

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)

S&P       Moody's     Face
Ratings   Ratings    Amount                                          Issue                                                   Value
------------------------------------------------------------------------------------------------------------------------------------
California (concluded)
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa       $ 1,990    San Mateo County, California, Joint Powers Authority, Lease Revenue Refunding Bonds
                               (Capital Projects), Series A, 5.125% due 7/15/2028 (f)                                      $   2,005
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa        10,000    Santa Clara County, California, Financing Authority, Lease Revenue Bonds
                               (VMC Facility Replacement Project), Series A, 6.75% due 11/15/2004 (a)(h)                      11,466
------------------------------------------------------------------------------------------------------------------------------------
NR*       Aaa        10,000    Santa Clara Valley, California, Water District, COP, Refunding, RIB, Series 411,
                               10.62% due 2/01/2024 (d)(i)                                                                    11,527
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         4,000    Santa Monica, California, Redevelopment Agency, Tax Allocation Bonds
                               (Earthquake Recovery Redevelopment Project), 6% due 7/01/2029 (a)                               4,374
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         1,000    Santa Rosa, California, High School District, GO, 5.70% due 5/01/2021 (f)                       1,063
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         8,000    Santa Rosa, California, Wastewater Revenue Refunding Bonds
                               (Sub-Regional Wastewater Project), Series A, 5% due 9/01/2022 (d)                               8,022
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         2,500    Saratoga, California, Unified School District, GO, Series A, 5.375% due 9/01/2007 (d)(h)        2,844
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         1,000    Southwestern Community College, District of California, GO, 5.625% due 8/01/2018 (a)            1,095
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         1,630    Temecula Valley, California, Unified School District, GO, Series F, 5.80% due 9/01/2014 (f)     1,810
------------------------------------------------------------------------------------------------------------------------------------
AA        Aa2         5,000    University of California, Multi-Purpose Revenue Bonds, Series K, 5.25% due 9/01/2024            5,096
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Puerto Rico--2.6%
------------------------------------------------------------------------------------------------------------------------------------
AAAr      Aaa         7,300    Puerto Rico Commonwealth, GO, Refunding, RITR, Class R, Series 3,
                               10.13% due 7/01/2016 (g)(i)                                                                     9,377
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         2,000    Puerto Rico Commonwealth Highway and Transportation Authority,
                               Transportation Revenue Bonds, Series B, 5.75% due 7/01/2018 (g)                                 2,196
------------------------------------------------------------------------------------------------------------------------------------
AAA       Aaa         1,000    Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds,
                               LEVRRS, 5.9291% due 7/01/2002 (f)(h)(i)                                                         1,060
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost--$450,908)--98.4%                                                                                    489,030

Other Assets Less Liabilities--1.6%                                                                                            8,135
                                                                                                                            --------
Net Assets--100.0%                                                                                                          $497,165
                                                                                                                            ========
------------------------------------------------------------------------------------------------------------------------------------

(a)   AMBAC Insured.
(b)   Connie Lee Insured.
(c)   Escrowed to maturity.
(d)   FGIC Insured.
(e)   FHA Insured.
(f)   FSA Insured.
(g)   MBIA Insured.
(h)   Prerefunded.
(i) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at February 28, 2002.
(j) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at February 28, 2002.
*     Not Rated.
+     Highest short-term rating by Moody's Investors Service, Inc.

See Notes to Financial Statements.

Merrill Lynch California Insured Municipal Bond Fund           February 28, 2002

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of February 28, 2002

Assets:           Investments, at value (identified cost--$450,908,135) .....                   $ 489,029,816
                  Cash ......................................................                         322,379
                  Receivables:
                    Interest ................................................   $   7,648,042
                    Securities sold .........................................       7,101,850
                    Beneficial interest sold ................................         819,105      15,568,997
                                                                                -------------
                  Prepaid registration fees and other assets ................                         275,225
                                                                                                -------------
                  Total assets ..............................................                     505,196,417
                                                                                                -------------
-------------------------------------------------------------------------------------------------------------
Liabilities:      Payables:
                    Securities purchased ....................................       6,341,724
                    Beneficial interest redeemed ............................         664,982
                    Dividends to shareholders ...............................         594,942
                    Investment adviser ......................................         186,110
                    Reorganization costs ....................................         112,264
                    Distributor .............................................         106,561       8,006,583
                                                                                -------------
                  Accrued expenses ..........................................                          24,835
                                                                                                -------------
                  Total liabilities .........................................                       8,031,418
                                                                                                -------------
-------------------------------------------------------------------------------------------------------------
Net Assets:       Net assets ................................................                   $ 497,164,999
                                                                                                =============
-------------------------------------------------------------------------------------------------------------
Net Assets        Class A Shares of beneficial interest, $.10 par value,
Consist of:       unlimited number of shares authorized .....................                   $     356,562
                  Class B Shares of beneficial interest, $.10 par value,
                  unlimited number of shares authorized .....................                       1,765,204
                  Class C Shares of beneficial interest, $.10 par value,
                  unlimited number of shares authorized .....................                         205,448
                  Class D Shares of beneficial interest, $.10 par value,
                  unlimited number of shares authorized .....................                       1,930,391
                  Paid-in capital in excess of par ..........................                     470,860,379
                  Accumulated investment loss--net ..........................                        (404,026)
                  Accumulated realized capital losses on investments--net ...                     (15,670,640)
                  Unrealized appreciation on investments--net ...............                      38,121,681
                                                                                                -------------
                  Net assets ................................................                   $ 497,164,999
                                                                                                =============
-------------------------------------------------------------------------------------------------------------
Net Asset Value:  Class A--Based on net assets of $41,627,914 and 3,565,621
                  shares of beneficial interest outstanding .................                   $       11.67
                                                                                                =============
                  Class B--Based on net assets of $206,154,605 and 17,652,040
                  shares of beneficial interest outstanding .................                   $       11.68
                                                                                                =============
                  Class C--Based on net assets of $23,988,924 and 2,054,479
                  shares of beneficial interest outstanding .................                   $       11.68
                                                                                                =============
                  Class D--Based on net assets of $225,393,556 and 19,303,913
                  shares of beneficial interest outstanding .................                   $       11.68
                                                                                                =============
-------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Merrill Lynch California Insured Municipal Bond Fund           February 28, 2002

Statement of Operations

                                                                                  For the Six Months Ended
                                                                                         February 28, 2002
----------------------------------------------------------------------------------------------------------
Investment Income:   Interest .............................................                   $ 13,877,317
----------------------------------------------------------------------------------------------------------
Expenses:            Investment advisory fees .............................   $  1,329,213
                     Account maintenance and distribution fees--Class B ...        515,613
                     Account maintenance fees--Class D ....................        108,728
                     Accounting services ..................................         97,235
                     Account maintenance and distribution fees--Class C ...         58,254
                     Transfer agent fees--Class B .........................         52,072
                     Transfer agent fees--Class D .........................         47,951
                     Professional fees ....................................         46,224
                     Registration fees ....................................         38,114
                     Printing and shareholder reports .....................         33,592
                     Custodian fees .......................................         24,181
                     Trustees' fees and expenses ..........................         15,086
                     Transfer agent fees--Class A .........................          8,877
                     Pricing fees .........................................          8,472
                     Transfer agent fees--Class C .........................          4,968
                     Other ................................................         13,859
                                                                              ------------
                     Total expenses before reimbursement ..................      2,402,439
                     Reimbursement of expenses ............................            (76)
                                                                              ------------
                     Total expenses after reimbursement ...................                      2,402,363
                                                                                              ------------
                     Investment income--net ...............................                     11,474,954
----------------------------------------------------------------------------------------------------------
Realized &           Realized gain on investments--net ....................                      1,470,479
Unrealized           Change in unrealized appreciation on investments--net.                     (5,427,289)
Gain (Loss) on                                                                                ------------
Investments--Net:    Net Increase in Net Assets Resulting from Operations .                   $  7,518,144
                                                                                              ============
----------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Merrill Lynch California Insured Municipal Bond Fund           February 28, 2002

Statements of Changes in Net Assets

                                                                                               For the Six        For the
                                                                                              Months Ended       Year Ended
                                                                                              February 28,       August 31,
Increase (Decrease) in Net Assets:                                                                2002              2001
----------------------------------------------------------------------------------------------------------------------------
Operations:             Investment income--net ............................................   $  11,474,954    $  20,866,410
                        Realized gain on investments--net .................................       1,470,479        9,044,565
                        Change in unrealized appreciation on investments--net .............      (5,427,289)      11,329,465
                                                                                              -------------    -------------
                        Net increase in net assets resulting from operations ..............       7,518,144       41,240,440
                                                                                              -------------    -------------
----------------------------------------------------------------------------------------------------------------------------
Dividends to            Investment income--net:
Shareholders:             Class A .........................................................      (1,011,210)      (1,671,933)
                          Class B .........................................................      (4,658,708)      (8,844,710)
                          Class C .........................................................        (430,203)        (525,333)
                          Class D .........................................................      (5,356,826)     (10,046,434)
                                                                                              -------------    -------------
                        Net decrease in net assets resulting from dividends to shareholders     (11,456,947)     (21,088,410)
                                                                                              -------------    -------------
----------------------------------------------------------------------------------------------------------------------------
Beneficial Interest     Net increase in net assets derived from beneficial
Transactions:           interest transactions .............................................       2,911,736       42,004,021
                                                                                              -------------    -------------
----------------------------------------------------------------------------------------------------------------------------
Net Assets:             Total increase (decrease) in net assets ...........................      (1,027,067)      62,156,051
                        Beginning of period ...............................................     498,192,066      436,036,015
                                                                                              -------------    -------------
                        End of period* ....................................................   $ 497,164,999    $ 498,192,066
                                                                                              =============    =============
                      *Accumulated investment loss--net ...................................   $    (404,026)              --
                                                                                              =============    =============
----------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Merrill Lynch California Insured Municipal Bond Fund           February 28, 2002

Financial Highlights

                                                                                           Class A
                                                               ---------------------------------------------------------------
                                                                 For the
The following per share data and ratios have been derived       Six Months
from information provided in the financial statements.            Ended                 For the Year Ended August 31,
                                                                 Feb. 28,      -----------------------------------------------
Incrase (Decrease) in Net Asset Value:                             2002          2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------------
Per Share          Net asset value, beginning of period ......   $  11.77      $  11.26     $  11.10     $  12.15     $  11.81
Operating                                                        --------      --------     --------     --------     --------
Performance:       Investment income--net ....................        .29           .59          .58          .60          .63
                   Realized and unrealized gain (loss) on
                   investments--net ..........................       (.10)          .51          .16         (.79)         .34
                                                                 --------      --------     --------     --------     --------
                   Total from investment operations ..........        .19          1.10          .74         (.19)         .97
                                                                 --------      --------     --------     --------     --------
                   Less dividends and distributions:
                     Investment income--net ..................       (.29)         (.59)        (.58)        (.60)        (.63)
                     Realized gain on investments--net .......         --            --           --         (.18)          --
                     In excess of realized gain on
                     investments--net ........................         --            --           --         (.08)          --
                                                                 --------      --------     --------     --------     --------
                   Total dividends and distributions .........       (.29)         (.59)        (.58)        (.86)        (.63)
                                                                 --------      --------     --------     --------     --------
                   Net asset value, end of period ............   $  11.67      $  11.77     $  11.26     $  11.10     $  12.15
                                                                 ========      ========     ========     ========     ========
------------------------------------------------------------------------------------------------------------------------------
Total Investment   Based on net asset value per share ........      1.61%+       10.04%        7.02%       (1.80%)       8.39%
Return:**                                                        ========      ========     ========     ========     ========
------------------------------------------------------------------------------------------------------------------------------
Ratios to          Expenses, net of reimbursement and
Average            excluding reorganization expenses .........       .71%*         .69%         .67%         .65%         .65%
Net Assets:                                                      ========      ========     ========     ========     ========
                   Expenses, excluding reorganization expenses       .71%*         .69%         .67%         .65%         .65%
                                                                 ========      ========     ========     ========     ========
                   Expenses ..................................       .71%*         .75%         .67%         .65%         .65%
                                                                 ========      ========     ========     ========     ========
                   Investment income--net ....................      5.03%*        5.06%        5.35%        5.07%        5.25%
                                                                 ========      ========     ========     ========     ========
------------------------------------------------------------------------------------------------------------------------------
Supplemental       Net assets, end of period (in thousands) ..   $ 41,628      $ 40,877     $ 31,868     $ 37,641     $ 45,544
Data:                                                            ========      ========     ========     ========     ========
                   Portfolio turnover ........................     24.44%        55.75%       84.36%      106.84%       90.92%
                                                                 ========      ========     ========     ========     ========
------------------------------------------------------------------------------------------------------------------------------

 *    Annualized.
**    Total investment returns exclude the effects of sales charges.
 +    Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch California Insured Municipal Bond Fund           February 28, 2002

Financial Highlights (continued)

                                                                                           Class B
                                                               ---------------------------------------------------------------
                                                                 For the
The following per share data and ratios have been derived       Six Months
from information provided in the financial statements.            Ended                 For the Year Ended August 31,
                                                                 Feb. 28,      -----------------------------------------------
Incrase (Decrease) in Net Asset Value:                             2002          2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------------
Per Share          Net asset value, beginning of period ......   $  11.77      $  11.26     $  11.10     $  12.16     $  11.82
Operating                                                        --------      --------     --------     --------     --------
Performance:       Investment income--net ....................        .26           .53          .53          .54          .57
                   Realized and unrealized gain (loss) on
                   investments--net ..........................       (.09)          .51          .16         (.80)         .34
                                                                 --------      --------     --------     --------     --------
                   Total from investment operations ..........        .17          1.04          .69         (.26)         .91
                                                                 --------      --------     --------     --------     --------
                   Less dividends and distributions:
                     Investment income--net ..................       (.26)         (.53)        (.53)        (.54)        (.57)
                     Realized gain on investments--net .......         --            --           --         (.18)          --
                     In excess of realized gain on
                     investments--net ........................         --            --           --         (.08)          --
                                                                 --------      --------     --------     --------     --------
                   Total dividends and distributions .........       (.26)         (.53)        (.53)        (.80)        (.57)
                                                                 --------      --------     --------     --------     --------
                   Net asset value, end of period ............   $  11.68      $  11.77     $  11.26     $  11.10     $  12.16
                                                                 ========      ========     ========     ========     ========
------------------------------------------------------------------------------------------------------------------------------
Total Investment   Based on net asset value per share ........      1.45%+        9.48%        6.48%       (2.38%)       7.84%
Return:**                                                        ========      ========     ========     ========     ========
------------------------------------------------------------------------------------------------------------------------------
Ratios to          Expenses, net of reimbursement and
Average            excluding reorganization expenses .........      1.22%*        1.20%        1.18%        1.16%        1.16%
Net Assets:                                                      ========      ========     ========     ========     ========
                   Expenses, excluding reorganization expenses      1.22%*        1.20%        1.18%        1.16%        1.16%
                                                                 ========      ========     ========     ========     ========
                   Expenses ..................................      1.22%*        1.25%        1.18%        1.16%        1.16%
                                                                 ========      ========     ========     ========     ========
                   Investment income--net ....................      4.53%*        4.55%        4.85%        4.57%        4.75%
                                                                 ========      ========     ========     ========     ========
------------------------------------------------------------------------------------------------------------------------------
Supplemental       Net assets, end of period (in thousands) ..   $206,155      $221,516     $200,409     $269,191     $341,111
Data:                                                            ========      ========     ========     ========     ========
                   Portfolio turnover ........................     24.44%        55.75%       84.36%      106.84%       90.92%
                                                                 ========      ========     ========     ========     ========
------------------------------------------------------------------------------------------------------------------------------

 *    Annualized.
**    Total investment returns exclude the effects of sales charges.
 +    Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch California Insured Municipal Bond Fund           February 28, 2002

Financial Highlights (continued)

                                                                                           Class C
                                                               ---------------------------------------------------------------
                                                                 For the
The following per share data and ratios have been derived       Six Months
from information provided in the financial statements.            Ended                 For the Year Ended August 31,
                                                                 Feb. 28,      -----------------------------------------------
Incrase (Decrease) in Net Asset Value:                             2002          2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------------
Per Share          Net asset value, beginning of period ......   $  11.77      $  11.26     $  11.10     $  12.15     $  11.82
Operating                                                        --------      --------     --------     --------     --------
Performance:       Investment income--net ....................        .25           .52          .52          .53          .55
                   Realized and unrealized gain (loss) on
                   investments--net ..........................       (.09)          .51          .16         (.79)         .33
                                                                 --------      --------     --------     --------     --------
                   Total from investment operations ..........        .16          1.03          .68         (.26)         .88
                                                                 --------      --------     --------     --------     --------
                   Less dividends and distributions:
                     Investment income--net ..................       (.25)         (.52)        (.52)        (.53)        (.55)
                     Realized gain on investments--net .......         --            --           --         (.18)          --
                     In excess of realized gain on
                     investments--net ........................         --            --           --         (.08)          --
                                                                 --------      --------     --------     --------     --------
                   Total dividends and distributions .........       (.25)         (.52)        (.52)        (.79)        (.55)
                                                                 --------      --------     --------     --------     --------
                   Net asset value, end of period ............   $  11.68      $  11.77     $  11.26     $  11.10     $  12.15
                                                                 ========      ========     ========     ========     ========
------------------------------------------------------------------------------------------------------------------------------
Total Investment   Based on net asset value per share ........      1.40%+        9.37%        6.37%       (2.40%)       7.65%
Return:**                                                        ========      ========     ========     ========     ========
------------------------------------------------------------------------------------------------------------------------------
Ratios to          Expenses, net of reimbursement and
Average            excluding reorganization expenses .........      1.32%*        1.30%        1.28%        1.26%        1.26%
Net Assets:                                                      ========      ========     ========     ========     ========
                   Expenses, excluding reorganization expenses      1.32%*        1.30%        1.28%        1.26%        1.26%
                                                                 ========      ========     ========     ========     ========
                   Expenses ..................................      1.32%*        1.35%        1.28%        1.26%        1.26%
                                                                 ========      ========     ========     ========     ========
                   Investment income--net ....................      4.44%*        4.45%        4.75%        4.46%        4.64%
                                                                 ========      ========     ========     ========     ========
------------------------------------------------------------------------------------------------------------------------------
Supplemental       Net assets, end of period (in thousands) ..   $ 23,989      $ 16,357     $ 10,262     $ 11,769     $ 12,646
Data:                                                            ========      ========     ========     ========     ========
                   Portfolio turnover ........................     24.44%        55.75%       84.36%      106.84%       90.92%
                                                                 ========      ========     ========     ========     ========
------------------------------------------------------------------------------------------------------------------------------

 *    Annualized.
**    Total investment returns exclude the effects of sales charges.
 +    Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch California Insured Municipal Bond Fund           February 28, 2002

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                           Class D
                                                               ---------------------------------------------------------------
                                                                 For the
The following per share data and ratios have been derived       Six Months
from information provided in the financial statements.            Ended                 For the Year Ended August 31,
                                                                 Feb. 28,      -----------------------------------------------
Incrase (Decrease) in Net Asset Value:                             2002          2001        2000         1999         1998
------------------------------------------------------------------------------------------------------------------------------
Per Share          Net asset value, beginning of period ......   $  11.77      $ 11.26     $  11.10     $  12.16     $  11.82
Operating                                                        --------      -------     --------     --------     --------
Performance:       Investment income--net ....................        .28          .58          .57          .59          .62
                   Realized and unrealized gain (loss) on
                   investments--net ..........................       (.09)         .51          .16         (.80)         .34
                                                                 --------      -------     --------     --------     --------
                   Total from investment operations ..........        .19         1.09          .73         (.21)         .96
                                                                 --------      -------     --------     --------     --------
                   Less dividends and distributions:
                     Investment income--net ..................       (.28)        (.58)        (.57)        (.59)        (.62)
                     Realized gain on investments--net .......         --           --           --         (.18)          --
                     In excess of realized gain on
                     investments--net ........................         --           --           --         (.08)          --
                                                                 --------      -------     --------     --------     --------
                   Total dividends and distributions .........       (.28)        (.58)        (.57)        (.85)        (.62)
                                                                 --------      -------     --------     --------     --------
                   Net asset value, end of period ............   $  11.68      $ 11.77     $  11.26     $  11.10     $  12.16
                                                                 ========      =======     ========     ========     ========
------------------------------------------------------------------------------------------------------------------------------
Total Investment   Based on net asset value per share ........      1.65%+       9.93%        6.91%       (1.98%)       8.28%
Return:**                                                        ========      =======     ========     ========     ========
------------------------------------------------------------------------------------------------------------------------------
Ratios to          Expenses, net of reimbursement and
Average            excluding reorganization expenses .........       .81%*        .79%         .77%         .75%         .75%
Net Assets:                                                      ========      =======     ========     ========     ========
                   Expenses, excluding reorganization expenses       .81%*        .79%         .77%         .75%         .75%
                                                                 ========      =======     ========     ========     ========
                   Expenses ..................................       .81%*        .84%         .77%         .75%         .75%
                                                                 ========      =======     ========     ========     ========
                   Investment income--net ....................      4.93%*       4.96%        5.25%        4.98%        5.15%
                                                                 ========      =======     ========     ========     ========
------------------------------------------------------------------------------------------------------------------------------
Supplemental       Net assets, end of period (in thousands) ..   $225,393      $19,442     $193,497     $194,029     $205,507
Data:                                                            ========      =======     ========     ========     ========
                   Portfolio turnover ........................     24.44%       55.75%       84.36%      106.84%       90.92%
                                                                 ========      =======     ========     ========     ========
------------------------------------------------------------------------------------------------------------------------------

 *    Annualized.
**    Total investment returns exclude the effects of sales charges.
 +    Aggregate total investment return.

      See Notes to Financial Statements.

Merrill Lynch California Insured Municipal Bond Fund           February 28, 2002

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch California Insured Municipal Bond Fund (the "Fund") is part of Merrill Lynch California Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Municipal bonds and other portfolio securities in which the Fund invests are traded primarily in the over-the-counter municipal bond and money markets and are valued at the last available bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make markets in the securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term investments with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

(b) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. As

Merrill Lynch California Insured Municipal Bond Fund           February 28, 2002

required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $422,033 reduction in cost of securities (which in return results in a corresponding $422,033 increase in net unrealized appreciation and a corresponding $422,033 decrease in undistributed net investment income), based on securities held by the Fund as of August 31, 2001.

The effect of this change for the six months ended February 28, 2002 was to increase net investment income by $18,007, increase net unrealized appreciation by $392,881 and increase net realized capital gains by $11,145. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund is required to pay a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .55% of the Fund's average daily net assets not exceeding $500 million; .525% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .50% of average daily net assets in excess of $1 billion.

For the six months ended February 28, 2002, FAM earned fees of $1,329,213, of which $76 was waived.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                       Account      Distribution
                                                   Maintenance Fee       Fee
--------------------------------------------------------------------------------
Class B ..........................................      .25%            .25%
Class C ..........................................      .25%            .35%
Class D ..........................................      .10%             --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended February 28, 2002, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                             FAMD        MLPF&S
--------------------------------------------------------------------------------
Class A ...............................................     $1,190       $ 8,592
Class D ...............................................     $3,042       $35,541
--------------------------------------------------------------------------------

For the six months ended February 28, 2002, MLPF&S received contingent deferred sales charges of $40,729 and $7,478 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the six months ended February 28, 2002, the Fund reimbursed FAM $12,381 for certain accounting services.

Merrill Lynch California Insured Municipal Bond Fund           February 28, 2002

NOTES TO FINANCIAL STATEMENTS (concluded)

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, FAMD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2002 were $117,419,102 and $121,653,604, respectively.

Net realized gains (losses) for the six months ended February 28, 2002 and net unrealized gains as of February 28, 2002 were as follows:

--------------------------------------------------------------------------------
                                                  Realized           Unrealized
                                               Gains (Losses)           Gains
--------------------------------------------------------------------------------
Long-term investments ...................        $ 1,543,821         $38,121,681
Financial futures contracts .............            (73,342)                 --
                                                 -----------         -----------
Total ...................................        $ 1,470,479         $38,121,681
                                                 ===========         ===========
--------------------------------------------------------------------------------

As of February 28, 2002, net unrealized appreciation for Federal income tax purposes aggregated $37,728,799 of which $37,745,221 related to appreciated securities and $16,422 related to depreciated securities. The aggregate cost of investments at February 28, 2002 for Federal income tax purposes was $451,301,017.

4. Beneficial Interest Transactions:

Net increase in net assets derived from beneficial interest transactions was $2,911,736 and $42,004,021 for the six months ended February 28, 2002 and for the year ended August 31, 2001, respectively.

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended February 28, 2002                            Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................          273,767        $  3,209,423
Shares issued to shareholders
in reinvestment of dividends .............           35,049             407,499
                                                 ----------        ------------
Total issued .............................          308,816           3,616,922
Shares redeemed ..........................         (217,328)         (2,536,252)
                                                 ----------        ------------
Net increase .............................           91,488        $  1,080,670
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended August 31, 2001                             Shares              Amount
--------------------------------------------------------------------------------
Shares sold ..............................          513,317        $  5,929,702
Shares issued resulting from
reorganization ...........................          709,445           8,143,032
Shares issued to shareholders
in reinvestment of dividends .............           58,776             670,910
                                                 ----------        ------------
Total issued .............................        1,281,538          14,743,644
Shares redeemed ..........................         (637,579)         (7,265,629)
                                                 ----------        ------------
Net increase .............................          643,959        $  7,478,015
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Six Months                                     Dollar
Ended February 28, 2002                            Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................        1,098,055        $ 12,808,833
Shares issued to shareholders
in reinvestment of dividends .............          171,416           1,993,973
                                                 ----------        ------------
Total issued .............................        1,269,471          14,802,806
Automatic conversion of shares ...........       (1,134,037)        (13,293,899)
Shares redeemed ..........................       (1,303,463)        (15,193,991)
                                                 ----------        ------------
Net decrease .............................       (1,168,029)       $(13,685,084)
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended August 31, 2001                              Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................        2,003,207        $ 22,872,285
Shares issued resulting from
reorganization ...........................        4,326,280          49,673,399
Shares issued to shareholders
in reinvestment of dividends .............          338,921           3,869,296
                                                 ----------        ------------
Total issued .............................        6,668,408          76,414,980
Automatic conversion of shares ...........       (2,210,553)        (25,279,979)
Shares redeemed ..........................       (3,430,047)        (39,077,312)
                                                 ----------        ------------
Net increase .............................        1,027,808        $ 12,057,689
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Six Months                                     Dollar
Ended February 28, 2002                            Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................          813,095        $  9,498,409
Shares issued to shareholders
in reinvestment of dividends .............           17,897             208,080
                                                 ----------        ------------
Total issued .............................          830,992           9,706,489
Shares redeemed ..........................         (166,491)         (1,923,143)
                                                 ----------        ------------
Net increase .............................          664,501        $  7,783,346
                                                 ==========        ============
--------------------------------------------------------------------------------

Merrill Lynch California Insured Municipal Bond Fund           February 28, 2002

--------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended August 31, 2001                              Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................          471,250        $  5,418,261
Shares issued resulting from
reorganization ...........................          250,005           2,869,992
Shares issued to shareholders
in reinvestment of dividends .............           24,379             278,376
                                                 ----------        ------------
Total issued .............................          745,634           8,566,629
Shares redeemed ..........................         (266,876)         (3,043,289)
                                                 ----------        ------------
Net increase .............................          478,758        $  5,523,340
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                     Dollar
Ended February 28, 2002                            Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................          646,707        $  7,553,633
Automatic conversion
of shares ................................        1,134,037          13,293,899
Shares issued to shareholders
in reinvestment of dividends .............          191,048           2,222,185
                                                 ----------        ------------
Total issued .............................        1,971,792          23,069,717
Shares redeemed ..........................       (1,316,419)        (15,336,913)
                                                 ----------        ------------
Net increase .............................          655,373        $  7,732,804
                                                 ==========        ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended August 31, 2001                              Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................          763,479        $  8,801,336
Shares issued resulting from
reorganization ...........................          688,703           7,906,961
Automatic conversion
of shares ................................        2,210,746          25,279,979
Shares issued to shareholders
in reinvestment of dividends .............          358,892           4,097,324
                                                 ----------        ------------
Total issued .............................        4,021,820          46,085,600
Shares redeemed ..........................       (2,553,699)        (29,140,623)
                                                 ----------        ------------
Net increase .............................        1,468,121        $ 16,944,977
                                                 ==========        ============
--------------------------------------------------------------------------------

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by FAM and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms. The Fund did not borrow under the credit agreement during the six months ended February 28, 2002.

6. Capital Loss Carryforward:

At August 31, 2001, the Fund had a net capital loss carryforward of approximately $15,914,000, of which $94,000 expires in 2003, $606,000 expires in 2007, $4,592,000 expires in 2008 and $10,622,000 expires in 2009. This amount will be available to offset like amounts of any future taxable gains.

Merrill Lynch California Insured Municipal Bond Fund           February 28, 2002

OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
James H. Bodurtha, Trustee
Herbert I. London, Trustee
Andre F. Perold, Trustee
Roberta Cooper Ramo, Trustee
Kenneth A. Jacob, Senior Vice President
John M. Loffredo, Senior Vice President
Walter C. O'Connor, Vice President
Donald C. Burke, Vice President and Treasurer
Alice A. Pellegrino, Secretary

Joseph L. May, Trustee and Vincent R. Giordano, Senior Vice President of Merrill Lynch California Insured Municipal Bond Fund, have recently retired. The Fund's Board of Trustees wishes Messrs. May and Giordano well in their retirements.

Custodian

The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

[LOGO] Merrill Lynch  Investment Managers

                               [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch California Insured Municipal Bond Fund of
Merrill Lynch California Municipal Series Trust
Box 9011
Princeton, NJ 08543-9011

[RECYCLED LOGO] Printed on post-consumer recycled paper             #10329--2/02